NOTES PAYABLE (Details Narrative) - USD ($)			1 Months Ended	12 Months Ended
	Dec. 15, 2020	Jul. 15, 2020	Dec. 23, 2021	Mar. 31, 2022	Mar. 31, 2021	Sep. 30, 2022	Dec. 31, 2021	Jan. 01, 2016
Short-Term Debt [Line Items]
Principal amount							$ 250,000
NATURALSHRIMP INCORPORATED [Member]
Short-Term Debt [Line Items]
Debt instrument interest rate								2.00%
Gain on Vero Blue note settlement				$ 815,943
Note payable				96,000	96,000	$ 5,057,389
Promissory Note A [Member] | VBF [Member] | NATURALSHRIMP INCORPORATED [Member]
Short-Term Debt [Line Items]
Principal amount	$ 3,000,000
Debt payment term	36 months
Debt instrument interest rate	5.00%
Promissory Note B [Member] | VBF [Member] | NATURALSHRIMP INCORPORATED [Member]
Short-Term Debt [Line Items]
Principal amount	$ 2,000,000
Debt instrument interest rate	5.00%
Promissory Notes A and B [Member] | NATURALSHRIMP INCORPORATED [Member]
Short-Term Debt [Line Items]
Repayments of Debt			$ 4,500,000
Promissory Note [Member] | NATURALSHRIMP INCORPORATED [Member] | Williams [Member]
Short-Term Debt [Line Items]
Principal amount		$ 383,604
Debt instrument periodic payment		$ 8,000
Note payable, less current maturities				215,604	311,604
Note payable				$ 96,000	$ 96,000